Capital Requirements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Minimum Capital Restoration Requirements

If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. The minimum requirements are:

	Capital to Risk Weighted Assets		Tier 1 Capital to
	Total	Tier 1	Average Assets

Well capitalized	10%	6%	5%
Adequately capitalized	8	4	4
Undercapitalized	6	3	3

Summary of Capital Ratios for Bank

At the dates indicated, the capital ratios of the Bank were as follows:

	September 30, 2012		December 31, 2011
	Amount	Ratio	Amount	Ratio

Total capital (to risk-weighted assets)	$12,326	5.5%	$13,756	6.1%
Tier I capital (to risk-weighted assets)	9,489	4.2%	10,860	4.8%
Tier I capital (to average assets)	9,489	2.9%	10,860	3.3%

The actual capital levels and minimum required levels for the Bank were as follows at December 31:

	Actual		Minimum for Capital Adequacy Purposes		Minimum to Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011

Total capital (to risk-weighted assets)	$13,756	6.1%	$18,060	8.0%	$22,575	10.0%

Tier 1 capital (to risk-weighted assets)	10,860	4.8	9,030	4.0	13,545	6.0

Tier 1 capital (to average assets)	10,860	3.3	13,181	4.0	16,477	5.0

2010

Total capital (to risk-weighted assets)	$21,219	8.6%	$19,809	8.0%	$24,761	10.0%

Tier 1 capital (to risk-weighted assets)	18,072	7.3	9,904	4.0	14,857	6.0

Tier 1 capital (to average assets)	18,072	5.4	13,388	4.0	16,735	5.0